Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST V
Central Index Key	0000200489
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Jan. 28, 2014
MFS® Total Return Fund | A
Risk/Return:
Trading Symbol	MSFRX
MFS® Total Return Fund | R4
Risk/Return:
Trading Symbol	MSFJX
MFS® Total Return Fund | 529A
Risk/Return:
Trading Symbol	EATRX
MFS® Total Return Fund | 529B
Risk/Return:
Trading Symbol	EBTRX
MFS® Total Return Fund | 529C
Risk/Return:
Trading Symbol	ECTRX
MFS® Total Return Fund | B
Risk/Return:
Trading Symbol	MTRBX
MFS® Total Return Fund | C
Risk/Return:
Trading Symbol	MTRCX
MFS® Total Return Fund | I
Risk/Return:
Trading Symbol	MTRIX
MFS® Total Return Fund | R1
Risk/Return:
Trading Symbol	MSFFX
MFS® Total Return Fund | R2
Risk/Return:
Trading Symbol	MTRRX
MFS® Total Return Fund | R3
Risk/Return:
Trading Symbol	MSFHX
MFS® Total Return Fund | R5
Risk/Return:
Trading Symbol	MSFKX